Loans - Amortized Cost of Collateral-dependent Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collateral-dependent Loans by Class [Abstract]
Loans	$ 4,038,825	$ 3,790,901
Allowance for Credit Losses Amount	59,379	54,658	$ 52,435	$ 47,252
Accrued interest excluded from total	13,461	12,500
Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	6,539	3,950
Accrued interest excluded from total	5	1
Other
Collateral-dependent Loans by Class [Abstract]
Loans	5,611	934
Accrued interest excluded from total	34	0
Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	2,300	1,292
Commercial
Collateral-dependent Loans by Class [Abstract]
Loans	1,937,364	1,679,731
Allowance for Credit Losses Amount	22,872	16,724	13,817	11,519
Accrued interest excluded from total	6,496	5,743
Commercial | Commercial and industrial
Collateral-dependent Loans by Class [Abstract]
Loans	1,001,329	810,145
Accrued interest excluded from total	3,310	2,710
Commercial | Commercial and industrial | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	686	565
Commercial | Commercial and industrial | Other
Collateral-dependent Loans by Class [Abstract]
Loans	5,166	232
Commercial | Commercial and industrial | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	1,647	224
Commercial | Commercial real estate
Collateral-dependent Loans by Class [Abstract]
Loans	936,035	869,586
Accrued interest excluded from total	3,186	3,033
Commercial | Commercial real estate | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	817	0
Commercial | Commercial real estate | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	3	0
Mortgage
Collateral-dependent Loans by Class [Abstract]
Loans	1,516,726	1,485,872
Allowance for Credit Losses Amount	22,317	21,386	21,633	19,221
Accrued interest excluded from total	5,357	5,097
Mortgage | 1-4 family owner occupied - jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	875,551	859,236
Accrued interest excluded from total	2,520	2,375
Mortgage | 1-4 family owner occupied - jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	1,480	544
Mortgage | 1-4 family owner occupied - jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	299,142	301,172
Accrued interest excluded from total	1,160	1,111
Mortgage | 1-4 family owner occupied - non-jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	2,903	2,243
Mortgage | 1-4 family owner occupied - non-jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	347	504
Mortgage | 1-4 family non-owner occupied
Collateral-dependent Loans by Class [Abstract]
Loans	176,950	173,816
Accrued interest excluded from total	680	654
Mortgage | 1-4 family non-owner occupied | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	211
Mortgage | 1-4 family non-owner occupied | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family non-owner occupied | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	0	178
Mortgage | 1-4 family - 2nd lien
Collateral-dependent Loans by Class [Abstract]
Loans	133,947	116,032
Accrued interest excluded from total	846	804
Mortgage | 1-4 family - 2nd lien | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	510	244
Mortgage | 1-4 family - 2nd lien | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family - 2nd lien | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	94	87
Mortgage | Resort lending
Collateral-dependent Loans by Class [Abstract]
Loans	31,136	35,616
Accrued interest excluded from total	151	153
Mortgage | Resort lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	143	143
Mortgage | Resort lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | Resort lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	51	51
Installment
Collateral-dependent Loans by Class [Abstract]
Loans	584,735	625,298
Allowance for Credit Losses Amount	3,040	4,126	$ 4,290	$ 3,749
Accrued interest excluded from total	1,608	1,660
Installment | Boat lending
Collateral-dependent Loans by Class [Abstract]
Loans	264,341	268,648
Accrued interest excluded from total	736	714
Installment | Boat lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Boat lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	87	297
Installment | Boat lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	31	105
Installment | Recreational vehicle lending
Collateral-dependent Loans by Class [Abstract]
Loans	224,537	251,852
Accrued interest excluded from total	576	655
Installment | Recreational vehicle lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Recreational vehicle lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	266	303
Installment | Recreational vehicle lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	94	107
Installment | Other
Collateral-dependent Loans by Class [Abstract]
Loans	95,857	104,798
Accrued interest excluded from total	296	291
Installment | Other | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Other | Other
Collateral-dependent Loans by Class [Abstract]
Loans	92	102
Installment | Other | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	$ 33	$ 36